TAXES - Taxes Payable (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Taxes payable
Value added tax payable	$ 91,978	$ 65,368
Income tax payable	574,778	794,853
Other tax payable	2,313	1,462
Total taxes payable	$ 669,069	$ 861,683